Short-Term and Long-Term Bank Loan - Schedule of Current Portion of Long-Term Bank Loans (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, total		$ 355,466	$ 371,558
Non-current portion of long-term bank loans, total		$ 1,334,565	1,503,797
Bank of China Ltd [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]	2.50%
Current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Current portion of long-term bank loans, total	[1]	$ 23,493	51,307
Bank of China Ltd [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]	2.50%
Current portion of long-term bank loans, Last payment date	[1]	October 19, 2033
Current portion of long-term bank loans, total	[1]	$ 90,766	88,852
Livi Bank [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Current portion of long-term bank loans, Last payment date	[1],[2]	January 10, 2030 *
Current portion of long-term bank loans, total	[1]	$ 137,962	131,881
Standard Charted Bank [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Current portion of long-term bank loans, Annual Interest Rate	[3]	3.96%
Current portion of long-term bank loans, Last payment date	[3]	April 24, 2027
Current portion of long-term bank loans, total	[3]	$ 103,245	99,518
Bank of China Ltd [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]	2.50%
Non-current portion of long-term bank loans, Last payment date	[1]	February 4, 2026
Non-current portion of long-term bank loans, total	[1]
Bank of China Ltd [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]	2.50%
Non-current portion of long-term bank loans, Last payment date	[1]	October 19, 2033
Non-current portion of long-term bank loans, total	[1]	$ 722,927	769,002
Livi Bank [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[1]	4.02%
Non-current portion of long-term bank loans, Last payment date	[1],[2]	January 10, 2030 *
Non-current portion of long-term bank loans, total	[1]	$ 547,958	618,543
Standard Charted Bank [Member]
Schedule of Current Portion of Long-Term Bank Loans [Line Items]
Non-current portion of long-term bank loans, Annual Interest Rate	[3]	3.96%
Non-current portion of long-term bank loans, Last payment date	[3]	April 24, 2027
Non-current portion of long-term bank loans, total	[3]	$ 63,680	$ 116,252

[1]	The loans are guaranteed by Mr. Wong, Chairman of the Board of Directors of the Company.
[2]	The loan was scheduled to mature on January 10, 2030; however, the Company repaid all outstanding principal and related interest in full as of January 31, 2026.
[3]	The loan is guaranteed by Mr. Wong and Mr. Zhang, two Directors of the Company.